Average Annual Total Returns - Investment Trust Prospectus			12 Months Ended	31 Months Ended	50 Months Ended	60 Months Ended	87 Months Ended	89 Months Ended	109 Months Ended	120 Months Ended
		Aug. 01, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%			(0.33%)				1.35%
Performance Inception Date		Jul. 28, 2014
ICE BofA U.S. High Yield Constrained Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA U.S. High Yield Constrained Index (Unhedged)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.20%			4.03%				5.08%
ICE BofA US High Yield Constrained Index (Unhedged)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA US High Yield Constrained Index (Unhedged)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.20%			4.03%				5.08%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index3(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		8.19%			4.20%				5.16%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. 1-3 Year Government/Credit Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.36%			1.58%				1.63%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Bloomberg U.S. Aggregate Bond Index3(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[2]		1.25%			(0.33%)				1.35%
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. 1-5 Year Treasury Inflation ProtectedSecurities (TIPS) Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.38%			3.15%				2.49%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. 1-3 Year Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.36%			1.58%				1.63%
Performance Inception Date		Jul. 28, 2014
CORE PLUS FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			1.98%			(0.18%)				1.44%
Performance Inception Date		Nov. 30, 2006
CORE PLUS FUND, INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			0.01%			(1.56%)				0.09%
Performance Inception Date		Nov. 30, 2006
CORE PLUS FUND, INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.16%			(0.68%)				0.53%
Performance Inception Date		Nov. 30, 2006
CORE PLUS FUND, I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	I Class1 Return Before Taxes
Average Annual Return, Percent	[3]		2.08%			(0.08%)				1.54%
Performance Inception Date	[3]	Apr. 10, 2017
CORE PLUS FUND, A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			(2.96%)			(1.34%)				0.72%
Performance Inception Date		Nov. 30, 2006
CORE PLUS FUND, C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	C Class2 Return Before Taxes
Average Annual Return, Percent	[4]		0.86%			(1.17%)				0.58%
Performance Inception Date	[4]	Nov. 30, 2006
CORE PLUS FUND, R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			1.36%			(0.67%)				0.94%
Performance Inception Date		Nov. 30, 2006
CORE PLUS FUND, R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R5 Class Return Before Taxes
Average Annual Return, Percent			2.18%			0.02%				1.64%
Performance Inception Date		Nov. 30, 2006
CORE PLUS FUND G CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			2.44%		(1.11%)
Performance Inception Date		Nov. 04, 2020
DIVERSIFIED BOND FUND, I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			1.53%			(0.12%)				1.30%
Performance Inception Date		Apr. 01, 1993
DIVERSIFIED BOND FUND, I CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(0.34%)			(1.54%)				0.03%
Performance Inception Date		Apr. 01, 1993
DIVERSIFIED BOND FUND, I CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.90%			(0.62%)				0.48%
Performance Inception Date		Apr. 01, 1993
DIVERSIFIED BOND FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			1.33%			(0.32%)				1.10%
Performance Inception Date		Dec. 03, 2001
DIVERSIFIED BOND FUND, Y CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	Y Class1 Return Before Taxes
Average Annual Return, Percent	[5]		1.57%			(0.07%)				1.35%
Performance Inception Date	[5]	Apr. 10, 2017
DIVERSIFIED BOND FUND, A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			(3.47%)			(1.48%)				0.39%
Performance Inception Date		Dec. 03, 2001
DIVERSIFIED BOND FUND, C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	C Class2 Return Before Taxes
Average Annual Return, Percent	[6]		0.32%			(1.31%)				0.25%
Performance Inception Date	[6]	Jan. 31, 2003
DIVERSIFIED BOND FUND, R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			0.83%			(0.81%)				0.61%
Performance Inception Date		Jul. 29, 2005
DIVERSIFIED BOND FUND, R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[7]	R5 Class3 Return Before Taxes
Average Annual Return, Percent	[7]		1.53%			(0.10%)				1.31%
Performance Inception Date	[7]	Apr. 10, 2017
DIVERSIFIED BOND FUND, R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			1.59%			(0.07%)				1.36%
Performance Inception Date		Jul. 26, 2013
DIVERSIFIED BOND FUND G CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			1.93%	1.22%
Performance Inception Date		May 19, 2022
HIGH INCOME FUND Y CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Y Class Return Before Taxes
Average Annual Return, Percent			7.45%			4.55%				5.11%
Performance Inception Date		Dec. 27, 2012
HIGH INCOME FUND Y CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.60%			1.94%				2.48%
Performance Inception Date		Dec. 27, 2012
HIGH INCOME FUND Y CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.35%			2.33%				2.72%
Performance Inception Date		Dec. 27, 2012
HIGH INCOME FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[8]	Investor Class1 Return Before Taxes
Average Annual Return, Percent	[8]		7.36%			4.37%				4.91%
Performance Inception Date	[8]	Oct. 02, 2017
HIGH INCOME FUND I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[8]	I Class1 Return Before Taxes
Average Annual Return, Percent	[8]		7.34%			4.47%				5.00%
Performance Inception Date	[8]	Oct. 02, 2017
HIGH INCOME FUND A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[8]	A Class1 Return Before Taxes
Average Annual Return, Percent	[8]		2.27%			3.16%				4.17%
Performance Inception Date	[8]	Oct. 02, 2017
HIGH INCOME FUND R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[8]	R5 Class1 Return Before Taxes
Average Annual Return, Percent	[8]		7.57%			4.58%				5.12%
Performance Inception Date	[8]	Oct. 02, 2017
HIGH INCOME FUND, R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			7.50%			4.63%	4.69%
Performance Inception Date		Oct. 02, 2017
HIGH INCOME FUND G CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			8.06%	8.53%
Performance Inception Date		May 19, 2022
HIGH-YIELD FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			6.34%			2.71%				3.61%
Performance Inception Date		Sep. 30, 1997
HIGH-YIELD FUND, INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.96%			0.70%				1.48%
Performance Inception Date		Sep. 30, 1997
HIGH-YIELD FUND, INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.71%			1.19%				1.79%
Performance Inception Date		Sep. 30, 1997
HIGH-YIELD FUND, I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[9]	I Class1 Return Before Taxes
Average Annual Return, Percent	[9]		6.23%			2.81%				3.74%
Performance Inception Date	[9]	Apr. 10, 2017
HIGH-YIELD FUND, Y CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[9]	Y Class1 Return Before Taxes
Average Annual Return, Percent	[9]		6.55%			2.91%				3.84%
Performance Inception Date	[9]	Apr. 10, 2017
HIGH-YIELD FUND, A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			1.10%			1.47%				2.88%
Performance Inception Date		Mar. 08, 2002
HIGH-YIELD FUND, C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[10]	C Class2 Return Before Taxes
Average Annual Return, Percent	[10]		5.08%			1.65%				2.74%
Performance Inception Date	[10]	Dec. 10, 2001
HIGH-YIELD FUND, R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			5.60%			2.16%				3.10%
Performance Inception Date		Jul. 29, 2005
HIGH-YIELD FUND, R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R5 Class Return Before Taxes
Average Annual Return, Percent			6.34%			2.87%				3.82%
Performance Inception Date		Aug. 02, 2004
HIGH-YIELD FUND, R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			6.39%			2.92%				3.85%
Performance Inception Date		Jul. 26, 2013
MULTISECTOR INCOME FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			4.87%			2.44%				3.27%
Performance Inception Date		Jul. 28, 2014
MULTISECTOR INCOME FUND, INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.43%			0.49%				1.51%
Performance Inception Date		Jul. 28, 2014
MULTISECTOR INCOME FUND, INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.85%			1.05%				1.74%
Performance Inception Date		Jul. 28, 2014
MULTISECTOR INCOME FUND, I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[11]	I Class1 Return Before Taxes
Average Annual Return, Percent	[11]		5.09%			2.54%				3.38%
Performance Inception Date	[11]	Apr. 10, 2017
MULTISECTOR INCOME FUND, Y CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[11]	Y Class1 Return Before Taxes
Average Annual Return, Percent	[11]		5.05%			2.63%				3.48%
Performance Inception Date	[11]	Apr. 10, 2017
MULTISECTOR INCOME FUND, A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			(0.10%)			1.25%				2.55%
Performance Inception Date		Jul. 28, 2014
MULTISECTOR INCOME FUND, C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[12]	C Class2 Return Before Taxes
Average Annual Return, Percent	[12]		3.83%			1.40%				2.41%
Performance Inception Date	[12]	Jul. 28, 2014
MULTISECTOR INCOME FUND, R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			4.35%			1.91%				2.77%
Performance Inception Date		Jul. 28, 2014
MULTISECTOR INCOME FUND, R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R5 Class Return Before Taxes
Average Annual Return, Percent			5.07%			2.64%				3.48%
Performance Inception Date		Jul. 28, 2014
MULTISECTOR INCOME FUND, R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			5.13%			2.70%				3.54%
Performance Inception Date		Jul. 28, 2014
PRIME MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class
Average Annual Return, Percent			4.94%			2.28%				1.54%
PRIME MONEY MARKET FUND, A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class
Average Annual Return, Percent			4.68%			2.12%				1.41%
PRIME MONEY MARKET FUND, C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[13]	C Class1
Average Annual Return, Percent	[13]		4.16%			1.82%				1.25%
SHORT DURATION FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			4.68%			1.99%				1.94%
Performance Inception Date		Nov. 30, 2006
SHORT DURATION FUND, INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.75%			0.84%				0.92%
Performance Inception Date		Nov. 30, 2006
SHORT DURATION FUND, INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.74%			1.03%				1.04%
Performance Inception Date		Nov. 30, 2006
SHORT DURATION FUND, I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[14]	I Class1 Return Before Taxes
Average Annual Return, Percent	[14]		4.79%			2.10%				2.04%
Performance Inception Date	[14]	Apr. 10, 2017
SHORT DURATION FUND, A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			1.97%			1.26%				1.44%
Performance Inception Date		Nov. 30, 2006
SHORT DURATION FUND, C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[15]	C Class2 Return Before Taxes
Average Annual Return, Percent	[15]		3.64%			0.96%				1.08%
Performance Inception Date	[15]	Nov. 30, 2006
SHORT DURATION FUND, R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			4.16%			1.47%				1.43%
Performance Inception Date		Nov. 30, 2006
SHORT DURATION FUND, R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R5 Class Return Before Taxes
Average Annual Return, Percent			4.78%			2.18%				2.13%
Performance Inception Date		Nov. 30, 2006
SHORT DURATION FUND, R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			4.94%			2.25%		2.29%
Performance Inception Date		Jul. 28, 2017
SHORT DURATION FUND, G CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			5.26%		2.22%
Performance Inception Date		Nov. 04, 2020
SHORT DURATION INFLATION PROTECTION BOND FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			4.15%			3.02%				2.33%
Performance Inception Date		May 31, 2005
SHORT DURATION INFLATION PROTECTION BOND FUND, INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.19%			1.79%				1.47%
Performance Inception Date		May 31, 2005
SHORT DURATION INFLATION PROTECTION BOND FUND, INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.46%			1.80%				1.43%
Performance Inception Date		May 31, 2005
SHORT DURATION INFLATION PROTECTION BOND FUND, I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[16]	I Class1 Return Before Taxes
Average Annual Return, Percent	[16]		4.22%			3.12%				2.43%
Performance Inception Date	[16]	Apr. 10, 2017
SHORT DURATION INFLATION PROTECTION BOND FUND, Y CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[16]	Y Class1 Return Before Taxes
Average Annual Return, Percent	[16]		4.31%			3.24%				2.54%
Performance Inception Date	[16]	Apr. 10, 2017
SHORT DURATION INFLATION PROTECTION BOND FUND, A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			1.47%			2.30%				1.84%
Performance Inception Date		May 31, 2005
SHORT DURATION INFLATION PROTECTION BOND FUND, C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[17]	C Class2 Return Before Taxes
Average Annual Return, Percent	[17]		2.99%			1.99%				1.46%
Performance Inception Date	[17]	May 31, 2005
SHORT DURATION INFLATION PROTECTION BOND FUND, R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			3.58%			2.50%				1.82%
Performance Inception Date		May 31, 2005
SHORT DURATION INFLATION PROTECTION BOND FUND, R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R5 Class Return Before Taxes
Average Annual Return, Percent			4.32%			3.22%				2.54%
Performance Inception Date		May 31, 2005
SHORT DURATION INFLATION PROTECTION BOND FUND, R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			4.37%			3.27%				2.59%
Performance Inception Date		Jul. 26, 2013
SHORT DURATION INFLATION PROTECTION BOND FUND, G CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			4.69%			3.59%		3.27%
Performance Inception Date		Jul. 28, 2017
SHORT DURATION STRATEGIC INCOME FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			5.57%			2.50%				2.52%
Performance Inception Date		Jul. 28, 2014
SHORT DURATION STRATEGIC INCOME FUND, INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.41%			0.93%				1.13%
Performance Inception Date		Jul. 28, 2014
SHORT DURATION STRATEGIC INCOME FUND, INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.27%			1.24%				1.31%
Performance Inception Date		Jul. 28, 2014
SHORT DURATION STRATEGIC INCOME FUND, I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[18]	I Class1 Return Before Taxes
Average Annual Return, Percent	[18]		5.56%			2.60%				2.61%
Performance Inception Date	[18]	Apr. 10, 2017
SHORT DURATION STRATEGIC INCOME FUND, Y CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[18]	Y Class1 Return Before Taxes
Average Annual Return, Percent	[18]		5.78%			2.69%				2.72%
Performance Inception Date	[18]	Apr. 10, 2017
SHORT DURATION STRATEGIC INCOME FUND, A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			2.94%			1.78%				2.04%
Performance Inception Date		Jul. 28, 2014
SHORT DURATION STRATEGIC INCOME FUND, C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[19]	C Class2 Return Before Taxes
Average Annual Return, Percent	[19]		4.53%			1.48%				1.66%
Performance Inception Date	[19]	Jul. 28, 2014
SHORT DURATION STRATEGIC INCOME FUND, R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			5.05%			1.99%				2.01%
Performance Inception Date		Jul. 28, 2014
SHORT DURATION STRATEGIC INCOME FUND, R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R5 Class Return Before Taxes
Average Annual Return, Percent			5.78%			2.70%				2.73%
Performance Inception Date		Jul. 28, 2014
SHORT DURATION STRATEGIC INCOME FUND, R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			5.72%			2.75%				2.78%
Performance Inception Date		Jul. 28, 2014
U.S. GOVERNMENT MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class
Average Annual Return, Percent			4.91%			2.20%				1.47%
Performance Inception Date		Apr. 01, 1993
U.S. GOVERNMENT MONEY MARKET FUND, A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class
Average Annual Return, Percent			4.65%			2.05%			1.47%
Performance Inception Date		Dec. 01, 2015
U.S. GOVERNMENT MONEY MARKET FUND, C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		C Class
Average Annual Return, Percent			4.13%			1.77%			1.25%
Performance Inception Date		Dec. 01, 2015

[1]	The investment advisor selected a different index for comparison purposes effective June 24, 2025. The advisor believes the ICE BofA US High Yield Constrained Index (Unhedged) is more reflective of the fund's strategy as compared to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index.
[2]	The fund’s broad-based securities market index changed from the Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS) Index to the Bloomberg U.S. Aggregate Bond Index as a result of recent regulatory changes requiring that such index represent the overall applicable securities market.
[3]	Historical performance for the I Class prior to its inception is based on the performance of R5 Class shares. I Class performance has been adjusted to reflect differences in expenses between classes, if applicable.
[4]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[5]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares. Y Class performance has been adjusted to reflect differences in expenses between classes. Since inception performance for the Y Class is based on the R6 Class inception date.
[6]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[7]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class.
[8]	Historical performance for the Investor, I, A and R5 Classes prior to their inception is based on the performance of the Predecessor Fund and Prior Predecessor Fund. Investor, I, A and R5 Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes. Since inception performance is based on the inception date of the Predecessor Funds.
[9]	Historical performance for the I and Y Classes prior to their inception is based on the performance of R5 Class shares. I and Y Class performance has been adjusted to reflect differences in expenses between classes, if applicable.
[10]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[3] The investment advisor selected a different index for comparison purposes effective June 24, 2025. The advisor believes the ICE BofA US High Yield Constrained Index (Unhedged) is more reflective of the fund's strategy as compared to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index.

[11]	Historical performance for the I and Y Classes prior to their inception is based on the performance of R5 Class shares. I and Y Class performance has been adjusted to reflect differences in expenses between classes, if applicable. Since inception performance for the I and Y Class is based on the R5 Class inception date.
[12]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[13]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[14]	Historical performance for the I Class prior to its inception is based on the performance of R5 Class shares. I Class performance has been adjusted to reflect differences in expenses between classes, if applicable.
[15]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[16]	Historical performance for the I and Y Classes prior to their inception is based on the performance of R5 Class shares. I and Y Class performance has been adjusted to reflect differences in expenses between classes, if applicable.
[17]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[18]	Historical performance for the I and Y Classes prior to their inception is based on the performance of R5 Class shares. I and Y Class performance has been adjusted to reflect differences in expenses between classes, if applicable. Since inception performance for the I and Y Class is based on the R5 Class inception date.
[19]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.